Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination	12 Months Ended
Dec. 31, 2011
Fair Value Of Above Below Market Acquired Time Charters And Gain Loss On Time Charter Agreement Termination (Abstract)
Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination
7.           Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination:

The fair value of the time charters acquired at below/above fair market charter rates on the acquisition of the vessels is summarized below.  These amounts are amortized on a straight-line basis to the end of each charter period.
Vessel	Fair value of acquired time charter	Balance December 31, 2008	Amortization 2009	Balance December 31, 2009	Amortization 2010	Balance December 31, 2010	Amortization 2011	Balance December 31, 2011

Fair Value of below market acquired time charter
Star Epsilon	$14,375	$1,017	$1,017	$-	$-	$-	$-	$-
Star Theta	12,397	3,076	3,076	-	-	-	-	-
Star Alpha	46,966	12,504	12,504	-	-	-	-	-
Star Delta	13,815	1,804	1,804	-	-	-	-	-
Star Cosmo	3,856	3,173	1,361	1,812	1,360	452	452	-
Total	$91,409	$21,574	$19,762	$1,812	$1,360	$452	$452	$-
Fair value of above market acquired time charter
Star Kappa	$1,980	$1,206	$1,206	$-	$-	$-	$-	$-
Star Ypsilon	14,417	12,942	12,942	-	-	-	-	-
Star Big	13,733	-	-	-	-	-	1,180	12,553
Star Mega	9,332	-	-	-	-	-	1,186	8,146
Total	$39,462	$14,148	$14,148	$-	$-	$-	$2,366	$20,699

During 2011, the Company acquired two second-hand Capesize vessels, the Star Big and the Star Mega (Note 6), with existing time charter contracts. Upon their delivery the Company evaluated the attached charter contracts by comparing the charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels were delivered and recognized an asset of $13,733 and $9,332 related to the Star Big and the Star Mega, respectively.  This amount is amortized on a straight-line basis to revenues through the end of the charter period. During 2011 the amortization of fair value of above- market acquired time charters amounting to $2,366 is included under "Voyage revenues" in the accompanying consolidated statements of operations.

The estimated aggregate amortization expense of the above market acquired time charters until the end of their useful lives is analysed as follows:
Years	Amount
December 31, 2012	$6,369
December 31, 2013	6,352
December 31, 2014	5,080
December 31, 2015	2,898
Total	$20,699

The carrying amount of the above market acquired time charters amounting to $20,699 as of December 31, 2011 will be amortized over a weighted-average period of 3.4 years.

Gain/loss on time charter agreement termination

For the year ended December 31, 2009

The vessel Star Alpha, which was on time charter at a gross daily charter rate of $47.5 per day for the period from January 9, 2008 until March 18, 2009, was redelivered on January 16, 2009 to the Company by its charterers approximately two months prior to the earliest redelivery date per the time charter agreement. The Company, under the accounting provisions applicable to intangible assets, has recognized a gain on a time charter agreement termination of $10,077, which relates to the write-off of the unamortized fair value of below market acquired time charter on a vessel redelivery date.

The vessel Star Theta was also redelivered to the Company by its charterers on March 15, 2009, approximately twenty-nine days prior to the earliest redelivery date per the time charter agreement.  The Company has recognized a gain on time charter agreement termination amounting to $842 which relates to the write-off of the unamortized fair value of below market acquired time charter on a vessel redelivery date. In addition, the Company received $260 from its charterers relating to the early termination of this charter party, which was also recorded as a gain on time charter termination.

The vessel Star Kappa, which was on time charter at an average gross daily charter rate of $25.5 per day for the period from April 12, 2009 until July 12, 2014, was redelivered on October 23, 2009 to the Company by its charterers prior to the earliest redelivery date per the time charter agreement. The Company has recognized a loss on time charter agreement termination of $903, which relates to the write-off of the unamortized fair value of above-market acquired time charter on a vessel redelivery date.

The vessel Star Ypsilon, which was on time charter at an average gross daily charter rate of $91.932 per day for the period from September 18, 2008 until July 4, 2011, was redelivered on July 17, 2009 to the Company by its charterers prior to the earliest redelivery date per the time charter agreement. The Company has recognized the loss on time charter agreement termination of $10,137, which relates to the unamortized fair value of above-market acquired time charter on a vessel redelivery date. In addition, the Company recognized a gain amounting to $5,040, which represents the deferred revenue from the terminated time charter contract.

For the year ended December 31, 2011

The vessel Star Cosmo, was on time charter at a gross daily charter rate of $35.615 per day for the period from February 10, 2009 until May 1, 2011, and was redelivered earlier to the Company on February 17, 2011. The Company, has recognized a gain on time charter agreement termination amounting to $273, which relates to the write-off of the unamortized fair value of below market acquired time charter on vessel redelivery date.  In addition, the Company recognized a gain amounting to $324 which represents the deferred revenue from the terminated time charter contract.

The vessel Star Omicron was on time charter at a gross daily charter rate of $43.0 per day for the period from April 22, 2008 until February 22, 2011 and was redelivered earlier to the Company on January 17, 2011. The Company recognized a gain amounting to $1,210 representing the cash consideration received from its charterers relating to the early termination of this charter party.

The vessel Star Sigma, was on time charter at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. The Company has recognized a gain amounting to $203 which represents the deferred revenue from the terminated time charter contract.

All amounts presented above are included under "Gain on time charter agreement termination" or "Loss on time charter agreement termination", respectively, in the accompanying consolidated statements of operations for years ended December 31, 2009 and 2011.